Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 10,110,935,773	$ 9,167,476,568
Notes receivable from participants	140,211,462	132,504,338
Cash, non-interest bearing	83,704	107,592
Net assets available for benefits	$ 10,251,230,939	$ 9,300,088,498